Net Income Per Share	12 Months Ended
Jan. 01, 2012
Earnings Per Share [Abstract]
Net Income Per Share
Net Income (Loss) per Share
Basic net income (loss) per share is computed by dividing net income for the period by the weighted average number of common shares outstanding during the period. Diluted net income per share is computed by dividing net income for the period by the weighted average number of common shares outstanding adjusted for the dilutive effect of outstanding stock options, if dilutive. The numerator of the diluted net income per share calculation is increased by the allocation of net income and dividends declared to nonvested shares, if the net impact is dilutive.
The Company has determined that certain nonvested share awards (also referred to as restricted stock awards) are participating securities because they have non-forfeitable rights to dividends. Accordingly, basic net income per share is calculated under the two-class method calculation. In determining the number of diluted shares outstanding, the Company is required to disclose the more dilutive earnings per share result between the treasury stock method calculation and the two-class method calculation.
The following table is a reconciliation of the net income (loss) and share amounts used in the calculation of basic net income (loss) per share and diluted net income per share:

	Year ended
	January 1, 2012	January 2, 2011	January 3, 2010
Basic net income (loss) per share:
Net income (loss) from continuing operations	$(524)	$1,810	$11,074
Net income from discontinued operations	$11,742	$10,106	$10,761
Weighted average common shares outstanding	21,677,837	21,620,550	21,594,366
Basic net income (loss) per share from continuing operations	$(0.02)	$0.08	$0.51
Basic net income per share from discontinued operations	$0.54	$0.47	$0.50

Diluted net income (loss) per share:
Net income (loss) from continuing operations	$(524)	$1,810	$11,074
Net income from discontinued operations	$11,742	$10,106	$10,761
Shares used in computed basic net income per share	21,677,837	21,620,550	21,594,366
Dilutive effect of non-vested shares and stock options	—	214,867	174,317
Shares used in computed diluted net income per share	21,677,837	21,835,417	21,768,683
Diluted net income (loss) per share from continuing operations	$(0.02)	$0.08	$0.51
Diluted net income per share from discontinued operations	$0.54	$0.46	$0.49
Shares excluded from diluted net income per share computation (1)	1,551,372	2,076,725	1,600,772

(1)
These shares subject to stock options and non-vested shares were not included in the computation of diluted net income (loss) per share because they would have been antidilutive for the years presented.